N-2 - USD ($)			3 Months Ended	12 Months Ended
		Feb. 18, 2022	Oct. 31, 2018 [1]	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Cover [Abstract]
Entity Central Index Key		0001253327
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		EATON VANCE TAX ADVANTAGED DIVIDEND INCOME FUND
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	Year Ended October 31,				Period Ended October 31, 2018(1)	Year Ended August 31,
	2022	2021	2020	2019		2018
Net asset value – Beginning of year	$28.610	$21.010	$24.340	$22.640	$24.250	$22.210
Income (Loss) From Operations
Net investment income(2)	$0.575	$0.603	$0.622	$0.577	$0.075	$0.562
Net realized and unrealized gain (loss)	(3.428)	8.790	(2.212)	2.862	(1.395)	3.218
Total income (loss) from operations	$(2.853)	$9.393	$(1.590)	$3.439	$(1.320)	$3.780
Less Distributions
From net investment income	$(0.581)	$(0.594)	$(0.591)	$(0.560)	$(0.214)	$(0.469)
From net realized gain	(1.370)	(1.199)	(1.149)	(1.180)	(0.076)	(1.271)
Total distributions	$(1.951)	$(1.793)	$(1.740)	$(1.740)	$(0.290)	$(1.740)
Premium from common shares sold through shelf offering(2)	$0.004	$0.000(3)	$0.000(3)	$0.001	$–	$–
Net asset value – End of year	$23.810	$28.610	$21.010	$24.340	$22.640	$24.250
Market value – End of year	$24.420	$29.360	$18.730	$24.950	$22.170	$24.370
Total Investment Return on Net Asset Value(4)	(10.19)%	45.70%	(6.13)%	16.02%	(5.48)%(5)	17.79%
Total Investment Return on Market Value(4)	(10.24)%	67.72%	(18.36)%	21.44%	(7.90)%(5)	20.98%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,774,707	$2,106,999	$1,544,154	$1,784,376	$1,650,454	$1,767,150
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.11%	1.10%	1.17%	1.14%	1.14%(6)	1.14%
Interest and fee expense	0.40%	0.14%	0.42%	0.81%	0.74%(6)	0.61%
Total expenses	1.51%(7)	1.24%	1.59%	1.95%	1.88%(6)	1.75%
Net investment income	2.21%	2.26%	2.81%	2.51%	1.88%(6)	2.41%
Portfolio Turnover	31%	30%	54%	49%	4%(5)	58%
Senior Securities:
Total amount outstanding (in 000’s)	$447,000	$447,000	$447,000	$447,000	$447,000	$447,000
Asset coverage per $1,000(8)	$4,970	$5,714	$4,454	$4,992	$4,692	$4,953
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value – Beginning of year	$21.610	$21.220	$22.940	$19.500	$18.300
Income (Loss) From Operations
Net investment income(2)	$0.824	$0.743	$0.808	$1.429(9)	$1.389
Net realized and unrealized gain (loss)	1.516	1.387	(1.080)	3.334	1.101
Total income (loss) from operations	$2.340	$2.130	$(0.272)	$4.763	$2.490
Less Distributions
From net investment income	$(0.863)	$(0.733)	$(1.085)	$(1.323)	$(1.290)
From net realized gain	(0.877)	(1.007)	(0.363)	–	–
Total distributions	$(1.740)	$(1.740)	$(1.448)	$(1.323)	$(1.290)
Net asset value – End of year	$22.210	$21.610	$21.220	$22.940	$19.500
Market value – End of year	$21.730	$20.880	$19.290	$20.560	$17.630
Total Investment Return on Net Asset Value(4)	11.57%	11.25%	(0.67)%	25.90%	14.45%
Total Investment Return on Market Value(4)	12.97%	18.24%	0.76%	24.80%	14.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,617,605	$1,573,697	$1,545,306	$1,671,173	$1,420,015
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(10)	1.16%	1.18%	1.14%	1.15%	1.19%
Interest and fee expense	0.46%	0.29%	0.21%	0.22%	0.30%
Total expenses(10)	1.62%	1.47%	1.35%	1.37%	1.49%
Net investment income	3.75%	3.53%	3.57%	6.63%(9)	7.14%
Portfolio Turnover	85%	91%	99%	68%	84%
Senior Securities:
Total amount outstanding (in 000’s)	$447,000	$447,000	$447,000	$447,000	$447,000
Asset coverage per $1,000(8)	$4,619	$4,521	$4,457	$4,739	$4,177
(1)	For the two months ended October 31, 2018. Effective September 1, 2018, the fiscal year-end of the Fund changed from August 31 to October 31.
(2)	Computed using average common shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended October 31, 2022).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.
(9)	Net investment income per share includes special dividends which amounted to $0.501 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.30%.
(10)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

Senior Securities [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 447,000	$ 447,000	$ 447,000	$ 447,000	$ 447,000	$ 447,000	$ 447,000	$ 447,000	$ 447,000	$ 447,000	$ 447,000
Senior Securities Coverage per Unit	[2]		$ 4,692	$ 4,970	$ 5,714	$ 4,454	$ 4,992	$ 4,953	$ 4,619	$ 4,521	$ 4,457	$ 4,739	$ 4,177

[1]	For the two months ended October 31, 2018. Effective September 1, 2018, the fiscal year-end of the Fund changed from August 31 to October 31.
[2]	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.